16. OTHER SIGNIFICANT TRANSACTIONS WITH RELATED PARTIES (Details Narrative) - Chief Executive Officer - USD ($)	9 Months Ended
	Jun. 30, 2019	Sep. 30, 2018
Due to related party		$ 513,149
Accrued liabilities related parties from advances	$ 478,861